Investment Objectives and Goals	Aug. 28, 2026
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Bitcoin Covered Call ETF
Objective [Heading]	On August 13, 2026, the Board of Trustees (the “Board”) of the Grayscale Funds Trust (the “Trust”) approved, based on the recommendation of Grayscale Advisors, LLC, the investment advisor to Grayscale Bitcoin Covered Call ETF and Grayscale Ethereum Covered Call ETF (each the “Fund”), a change to the fund’s investment objective as follows:
Objective, Secondary [Text Block]
Fund Name	Current Investment Objective	New Investment Objective
Grayscale Bitcoin Covered Call ETF	The Grayscale Bitcoin Covered Call ETF (the “Fund”) seeks to provide current income. The Fund’s secondary objective is to participate in the returns of Bitcoin through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Bitcoin exchange-traded products include, but are not limited to, Grayscale Bitcoin Trust ETF (Ticker: GBTC) and Grayscale Bitcoin Mini Trust ETF (Ticker: BTC) (the “Bitcoin ETPs”). There can be no assurance that the Fund will achieve its investment objectives.	The Grayscale Bitcoin Covered Call ETF (the “Fund”) seeks to provide high income. The Fund’s secondary objective is to participate in the returns of Bitcoin through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin.
Grayscale Ethereum Covered Call ETF	The Grayscale Ethereum Covered Call ETF (the “Fund”) seeks to provide and deliver current income. The Fund seeks to provide exposure to the return of one or more exchange-traded products that provide exposure to Ether, including, but not limited to, Grayscale Ethereum Staking ETF (Ticker: ETHE) and Grayscale Ethereum Staking Mini ETF (Ticker: ETH) (the “Ethereum ETPs”). There can be no assurance that the Fund will achieve its investment objective.	The Grayscale Ethereum Covered Call ETF (the “Fund”) seeks to provide and deliver high income. The Fund seeks to provide exposure to the return of one or more exchange-traded products that provide exposure to Ether.

Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Ethereum Covered Call ETF